Fair value option - Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets of consolidated investment management funds:
Trading assets	$ 16,577	$ 15,272
Other assets	1,187	1,009
Liabilities of consolidated investment management funds:
Other liabilities	496	1,110
Investment Management funds
Assets of consolidated investment management funds:
Trading assets	443	482
Other assets	19	5
Total assets	462	487
Liabilities of consolidated investment management funds:
Other liabilities	3	3
Total liabilities	$ 3	$ 3